Expenses by Nature - Summary of Net Impairment Losses on Financial and Contract Assets (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Net impairment losses on financial and contract assets	₺ (349,595)	₺ (338,857)	₺ (346,390)
Financial and contract assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Net impairment losses on financial and contract assets	₺ (349,595)	₺ (338,857)	₺ (346,390)